Employee Benefits Plan - Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive loss (income) before taxation	$ (162)	$ 228
Other Post Employment Benefits [Member]
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive loss (income) before taxation	11	(2)
Material defined benefit plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	(1,169)	(198)
Due to demographic assumption changes	32	5
Due to experience	58	9
Return on plan assets greater than discount rate	1,244	(43)
Total recognized in other comprehensive loss (income) before taxation	165	(227)
Material defined benefit plans [Member] | Funded Plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	(1,104)	(186)
Due to demographic assumption changes	32	5
Due to experience	57	0
Return on plan assets greater than discount rate	1,244	(43)
Total recognized in other comprehensive loss (income) before taxation	229	(224)
Material defined benefit plans [Member] | Unfunded Plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	(55)	(9)
Due to demographic assumption changes	0	0
Due to experience	1	4
Return on plan assets greater than discount rate	0	0
Total recognized in other comprehensive loss (income) before taxation	(54)	(5)
Material defined benefit plans [Member] | Other Post Employment Benefits [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	(10)	(3)
Due to demographic assumption changes	0	0
Due to experience	0	5
Return on plan assets greater than discount rate	0	0
Total recognized in other comprehensive loss (income) before taxation	$ (10)	$ 2